UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:        November 12, 2010

Check here if Amendment [   ]; Amendment Number:  _____
    This Amendment (Check only one.):  [     ]  is a restatement.
                              [     ]  adds new holdings entries.
Institutional Investment Manager Filing this Report:

Name:		Zesiger Capital Group LLC
Address:	320 Park Avenue, 30th Floor
		New York, New York 10022

Form 13F File Number:     28-5536

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing this report is authorized to submit it, that all information contained therein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Barrie R. Zesiger
Title:	Managing Director

Phone:	212-508-6390

Signature, Place, and Date of Signing:

	/s/ Barrie R. Zesiger 	New York, NY     November 12, 2010

Report Type (Check only one.):

[X]  13F HOLDINGS REPORT.

[ ]  13F NOTICE.

[ ]  13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:
None













FORM 13F SUMMARY PAGE



Report Summary:

Number of Other Included Managers	: 0
Form 13F Information Table Entry Total: 26
Form 13F Information Table Total Value: $ 292,944 (thousands)


List of Other Included Managers:

	NONE




Name of Issuer               Title        CUSIP     Value    Shares       Sh/PutInvstmOthe Voting Authority
                             of Class             (x$1000)   Prn Amnt     PrnCalDscretMngr       Sole  Share      None
Alexza Pharmaceuticals Inc   Common     015384100   $ 7,595   2,395,987    SH    SOLE  N/A   1,747,000  N/A    648,987
Babcock & Wilcox Company     Common     05615F102   $10,939     514,074    SH    SOLE  N/A     421,400  N/A     92,674
China Education Alliance Inc Common     16938Y207   $11,446   2,771,369    SH    SOLE  N/A   2,111,000  N/A    660,369
Compass Diversified Holdings Common     20451Q104   $12,298     761,000    SH    SOLE  N/A     755,500  N/A      5,500
Compugen Ltd                 Common     M25722105   $   236      50,000    SH    SOLE  N/A         -    N/A     50,000
Durect Corporation           Common     266605104   $16,504   6,497,770    SH    SOLE  N/A   5,032,000  N/A  1,465,770
FBR Capital Markets Corp     Common     30247C301   $ 6,229   1,983,600    SH    SOLE  N/A   1,920,000  N/A     63,600
General Cable Corp           Common     369300108   $ 9,111     335,950    SH    SOLE  N/A     272,550  N/A     63,400
General Electric Co          Common     369604103   $   327      20,120    SH    SOLE  N/A         -    N/A     20,120
Gerber Scientific Inc        Common     373730100   $11,512   1,865,875    SH    SOLE  N/A   1,461,000  N/A    404,875
Global Power Equipment Group Common     37941P306   $28,591   1,874,822    SH    SOLE  N/A   1,554,180  N/A    320,642
Heska Corp                   Common     42805E207   $ 3,435   7,633,423    SH    SOLE  N/A   5,439,700  N/A  2,193,723
Horsehead Holding Corp       Common     440694305   $17,404   1,763,350    SH    SOLE  N/A   1,441,000  N/A    322,350
ICICI Bank Ltd               ADR        45104G104   $31,985     641,625    SH    SOLE  N/A     530,175  N/A    111,450
Inovio Biomedical Corp       Common     45773H102   $   628     502,200    SH    SOLE  N/A     415,800  N/A     86,400
Libbey Inc                   Common     529898108   $23,212   1,762,480    SH    SOLE  N/A   1,354,000  N/A    408,480
Matrix Service Co            Common     576853105   $16,690   1,905,300    SH    SOLE  N/A   1,554,000  N/A    351,300
McDermott Intl Inc           Common     580037109   $15,186   1,027,475    SH    SOLE  N/A     842,800  N/A    184,675
Microsoft Corp               Common     594918104   $   294      12,000    SH    SOLE  N/A         -    N/A     12,000
MYR Group Inc                Common     55405W104   $ 9,498     579,500    SH    SOLE  N/A     504,800  N/A     74,700
Owens Illinois Inc           Common     690768403   $21,385     762,110    SH    SOLE  N/A     630,200  N/A    131,910
Penford Corp                 Common     707051108   $ 3,097     671,870    SH    SOLE  N/A     608,533  N/A     63,337
Providence Service Corp      Common     743815102   $15,767     961,965    SH    SOLE  N/A     799,200  N/A    162,765
Stealthgas Inc               Common     Y81669106   $ 8,335   1,916,200    SH    SOLE  N/A   1,539,000  N/A    377,200
Uranium Resources Inc        Common     916901507   $10,972   8,777,273    SH    SOLE  N/A   5,912,600  N/A  2,864,673
Wal-Mart Stores Inc          Common     931142103   $   268       5,000    SH    SOLE  N/A         -    N/A      5,000